File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate (together, the “Funds”)

Supplement dated May 23, 2013 to the Funds’ prospectus dated October 1, 2013, as previously supplemented

(the “Prospectus”)

Effective May 23, 2013, all information pertaining to the Funds is hereby removed from the Prospectus.

Please retain this supplement for future reference.